Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VARIABLE INSURANCE PRODUCTS FUND
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014
Inv R | Overseas Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	fas_SupplementTextBlock	Supplement to the
Fidelity® Variable Insurance Products
Investor Class R
Overseas Portfolio
April 30, 2014
Prospectus

Effective August 1, 2014, the Adviser reduced the individual fund fee rate component of the management fee rate for VIP Overseas Portfolio from 0.45% to 0.424%.

The following information replaces similar information in the "Fund Summary" section on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee	0.68%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.22%
Total annual operating expenses	0.90%
1 year	$ 92
3 years	$ 287
5 years	$ 498
10 years	$ 1,108